EMPLOYEE BENEFIT PLANS - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Pension Plan | UNITED STATES
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	$ 51	$ 53	$ 154	$ 160
Interest cost	2,099	2,231	6,296	6,692
Expected return on plan assets	(2,998)	(3,307)	(8,993)	(9,920)
Amortization of:
Net (gain) loss	(16)	(145)	(48)	(435)
Prior service benefit	0	0	0	0
Curtailments, settlements and terminations, net	0	0	0	0
Foreign exchange impact and other	2	0	0	0
Net periodic pension (income) cost	(862)	(1,168)	(2,591)	(3,503)
Pension Plan | Foreign Plan [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	1,120	1,293	3,359	3,880
Interest cost	2,964	2,717	8,892	8,537
Expected return on plan assets	(2,082)	(2,048)	(6,245)	(6,144)
Amortization of:
Net (gain) loss	(334)	(531)	(1,001)	(1,594)
Prior service benefit	(164)	(158)	(491)	(475)
Curtailments, settlements and terminations, net	71	865	(551)	3,197
Foreign exchange impact and other	(11)	3	27	(27)
Net periodic pension (income) cost	1,564	2,141	3,990	7,374
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	0	0	0	0
Interest cost	178	173	535	520
Expected return on plan assets	0	0	0	0
Amortization of:
Net (gain) loss	16	(77)	48	(231)
Prior service benefit	0	0	0	0
Curtailments, settlements and terminations, net	0	0	0	0
Foreign exchange impact and other	0	0	0	0
Net periodic pension (income) cost	$ 194	$ 96	$ 583	$ 289